26 Trade payables (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of trade payables [line items]
Total Non-current	$ 521	$ 503
Total Current	33,019	17,288
Customer guarantees [member]
Summary of trade payables [line items]
Total Non-current	274	290
Customer contributions [member]
Summary of trade payables [line items]
Total Non-current	247	213
Total Current	32	42
Payables for purchase of electricity - CAMMESA [member]
Summary of trade payables [line items]
Total Current	21,384	5,945
Provision for unbilled electricity purchases - CAMMESA [member]
Summary of trade payables [line items]
Total Current	6,644	6,722
Suppliers [member]
Summary of trade payables [line items]
Total Current	4,560	4,140
Advance to customer [member]
Summary of trade payables [line items]
Total Current	362	388
Discounts to customers [member]
Summary of trade payables [line items]
Total Current	$ 37	$ 51